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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment: (Check only one):    [ ] is a restatement
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Cascade Investment, L.L.C.
              --------------------------
Address:      2365 Carillon Point
              -------------------
              Kirkland, WA 98033
              ------------------

Form 13F File number: 28-05149
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Business Manager
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

/s/ Michael Larson               Kirkland, Washington     May 15, 2009
----------------------------     --------------------     ------------
         [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        ---

Form 13F Information Table Entry Value: 20
                                        --

Form 13F Information Table Value Total: $ 3,865,004
                                        -----------
                                        (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade and/or Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of March 31, 2009. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of March 31, 2009.

(2) In calculating the value, Cascade used the price per share for the applicable security as of March 31, 2009.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1        28-05147                  Michael Larson

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                           FORM 13F INFORMATION TABLE
                              AS OF MARCH 31, 2009(1)

           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
----------------------------   -------------- --------- ---------- --------------------- ---------- -------- --------------------
                                                                                                               VOTING AUTHORITY
                                                         VALUE (2)  SHRS OR    SH/  PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMOUNT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
----------------------------   -------------- --------- ---------- ----------  ---- ---- ---------- -------- ---- ---------- ----
AUTONATION INC                      COM       05329W102    157,756 11,365,688  SH           OTHER       1         11,365,688
BERKSHIRE HATHAWAY INC DEL          CL A      084670108    351,135      4,050  SH           OTHER       1              4,050
CANADIAN NATL RY CO                 COM       136375102  1,233,998 34,809,544  SH           OTHER       1         34,809,544
CROCS INC                           COM       227046109      3,570  3,000,000  SH           OTHER       1          3,000,000
COCA COLA FEMSA S A B DE C V   SPON ADR REP L 191241108     29,194    857,128  SH           OTHER       1            857,128
EASTMAN KODAK CO                    COM       277461109     30,210  7,950,000  SH           OTHER       1          7,950,000
FISHER COMMUNICATIONS INC           COM       337756209      4,448    455,700  SH           OTHER       1            455,700
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS 344419106    567,648 22,516,795  SH           OTHER       1         22,516,795
GAMCO INVESTORS INC                 COM       361438104      2,966     90,845  SH           OTHER       1             90,845
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206    282,081 20,680,400  SH           OTHER       1         20,680,400
OTTER TAIL CORP                     COM       689648103     75,113  3,406,499  SH           OTHER       1          3,406,499
PATRIOT COAL CORP                   COM       70336T104      8,936  2,408,653  SH           OTHER       1          2,408,653
PLANETOUT INC                     COM NEW     727058208         78    521,739  SH           OTHER       1            521,739
PNM RES INC                         COM       69349H107     57,981  7,019,550  SH           OTHER       1          7,019,550
REPUBLIC SVCS INC                   COM       760759100    950,181 55,404,169  SH           OTHER       1         55,404,169
SIX FLAGS INC                       COM       83001P109      2,757 10,210,600  SH           OTHER       1         10,210,600
SIX FLAGS INC                      PIERS      83001P505        330    500,000  SH           OTHER       1            500,000
STRATEGIC HOTELS & RESORTS I        COM       86272T106      2,891  4,190,000  SH           OTHER       1          4,190,000
WESTERN ASSET CLYM INFL SEC    COM SH BEN INT 95766Q106     48,540  4,224,510  SH           OTHER       1          4,224,510
WESTERN ASSET CLYM INFL OPP         COM       95766R104     55,189  5,143,430  SH           OTHER       1          5,143,430